Loan and lease operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	R$ 910,590	R$ 909,422
Provision for Expected Loss	(50,863)	(52,324)
Total loans and lease operations, net of Expected Credit Loss	859,727	857,098
Loan operations and lease operations by type	910,590	909,422
Largest Debtor [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	5,378	5,916
Ten Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	34,637	33,265
Twenty Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	54,100	50,714
Fifty Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	87,446	85,427
One Hundred Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	121,866	118,015
Overdue As From One Day [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	27,531	30,656
Falling Due Up To Three Months [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	241,247	247,233
Falling Due More Than Three Months But Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	236,555	228,942
Falling Due After One Year [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	405,257	402,591
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	136,461	139,268
Loan operations and lease operations by type	240,407	232,368
Micro Small And Medium Companies [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	169,110	164,896
Loan operations and lease operations by type	277,666	261,032
Foreign Loans [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	188,403	205,155
Individuals [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	416,616	400,103
Loan operations and lease operations by type	675,096	643,375
Individuals [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	33,324	31,606
Individuals [member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	136,317	135,855
Individuals [member] | Personal Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	60,992	53,945
Individuals [member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	73,472	73,633
Individuals [member] | Mortgages [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	R$ 112,511	R$ 105,064